Trade receivables - Trade receivables from closely monitored countries (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Line Items]
Gross trade receivables	$ 1,730	$ 1,551
Provisions for doubtful trade receivables	(57)	(55)	$ (68)	$ (48)
Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina
Trade Receivables [Line Items]
Gross trade receivables	280	252
Provisions for doubtful trade receivables	(10)	(11)
Past due for more than one year
Trade Receivables [Line Items]
Gross trade receivables	38	42
Provisions for doubtful trade receivables	(32)	(36)
Past due for more than one year | Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina
Trade Receivables [Line Items]
Gross trade receivables	$ 8	$ 10